Premises and Equipment (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Capitalized leases, principally related to data processing equipment	¥ 34,141	¥ 31,458
Accumulated depreciation on capitalized leases	19,946	17,298
Long-term debt	27,990,543	27,069,556
Impairment losses for long-lived assets	31,345	39,358	¥ 5,964
Impairment losses recognized for real estate held for sale	411	213	¥ 901
BK [Member]
Property, Plant and Equipment [Line Items]
Impairment losses for long-lived assets		34,016
BK [Member] | Buildings and Land [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Property, Plant and Equipment [Line Items]
Long-term debt	40,732	¥ 41,892
Consumer Finance Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Impairment losses for long-lived assets	¥ 21,096